Offerings	Aug. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 239,096.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 36.61
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the offering price attributable to additional common stock that the underwriter has the option to purchase to cover over-allotments, if any.
Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
The Registrant previously registered an aggregate of $18,000,000 of its securities on the Prior Registration Statement, for which the Registrant previously paid a filing fee of $2,755.80.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase shares of Common Stock
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the offering price attributable to additional common stock that the underwriter has the option to purchase to cover over-allotments, if any.
Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
No fee required pursuant to Rule 457(g) under the Securities Act.
The Registrant previously registered an aggregate of $18,000,000 of its securities on the Prior Registration Statement, for which the Registrant previously paid a filing fee of $2,755.80.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Warrants
Maximum Aggregate Offering Price	$ 1,163,005.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 178.06
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the offering price attributable to additional common stock that the underwriter has the option to purchase to cover over-allotments, if any.
Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
The Registrant previously registered an aggregate of $18,000,000 of its securities on the Prior Registration Statement, for which the Registrant previously paid a filing fee of $2,755.80.